Employees - Summary of Staff Cost and Average Number of Employees (Details) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) Employees	Dec. 31, 2022 EUR (€) Employees	Dec. 31, 2021 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,722)	€ (5,857)	€ (5,062)
Social security costs	(591)	(587)	(529)
Other pension costs	(348)	(396)	(401)
Share-based compensation costs	(212)	(177)	(161)
Gross staff costs	€ (6,873)	€ (7,017)	€ (6,153)
Average number of employees during the year | Employees	128	138	149
Asia Pacific Africa
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	64	73	84
The Americas
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	38	38	37
Europe
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	26	27	28